Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,207	$ 595
Accumulated depreciation	(456)	(356)
Property and equipment, net	751	239
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	484	366
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	481
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	112	131
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	105	98
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23